Note 9 - Commitments and Contingencies: ScheduleOfCommitmentsAndContingenciesSalary (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Salaries, Wages and Officers' Compensation	$ 75,000
Accrued Salaries	39,697
Accrued Vacation	$ 14,424